Schedule of Investments(a)
Invesco AI and Next Gen Software ETF (IGPT)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-96.92%
Advertising-0.37%
Magnite, Inc.(b)(c)	24,196	$350,116
Trade Desk, Inc. (The), Class A(b)	75,289	2,283,515
		2,633,631
Aerospace & Defense-0.18%
AeroVironment, Inc.(b)(c)	4,739	1,319,290
Alternative Carriers-0.03%
Cogent Communications Holdings, Inc.(c)	7,437	180,719
Application Software-10.84%
Adobe, Inc.(b)	71,612	21,000,219
Autodesk, Inc.(b)	36,438	9,214,077
Bentley Systems, Inc., Class B(c)	33,608	1,180,313
Braze, Inc., Class A(b)	16,164	336,535
Cadence Design Systems, Inc.(b)	40,515	12,007,025
Dassault Systemes SE (France)	123,896	3,420,101
DocuSign, Inc.(b)	34,319	1,803,120
DoubleVerify Holdings, Inc.(b)	23,320	252,322
Elastic N.V.(b)	15,828	1,043,540
Five9, Inc.(b)(c)	13,133	231,929
Freshworks, Inc., Class A(b)(c)	39,877	429,874
Horizon Robotics (China)(b)(c)	1,810,440	1,901,739
HubSpot, Inc.(b)	8,944	2,504,320
Nemetschek SE (Germany)	6,544	573,853
Nice Ltd. (Israel)(b)	8,769	930,309
Pegasystems, Inc.	14,681	641,413
Samsara, Inc., Class A(b)	58,542	1,642,103
Strategy, Inc., Class A(b)	45,803	6,857,167
Synopsys, Inc.(b)	21,099	9,813,461
Unity Software, Inc.(b)	61,654	1,794,131
		77,577,551
Casinos & Gaming-0.05%
Genius Sports Ltd. (United Kingdom)(b)	37,411	325,476
Consumer Electronics-0.46%
Garmin Ltd.	16,248	3,276,247
Data Center REITs-3.29%
Digital Realty Trust, Inc.	55,028	9,131,897
Equinix, Inc.	16,795	13,787,519
Keppel DC REIT (Singapore)	339,834	610,437
		23,529,853
Electrical Components & Equipment-2.15%
AMETEK, Inc.	27,741	6,213,429
Emerson Electric Co.	51,777	7,609,148
Nidec Corp. (Japan)	110,475	1,585,441
		15,408,018
Electronic Components-0.19%
Largan Precision Co. Ltd. (Taiwan)	18,060	1,376,485
Electronic Equipment & Instruments-2.93%
Cognex Corp.	28,533	1,105,368
Halma PLC (United Kingdom)	47,303	2,303,990
Hexagon AB, Class B (Sweden)(c)	298,723	3,389,135
Inficon Holding AG (Switzerland)	2,947	468,181
Keyence Corp. (Japan)	35,348	13,009,818
Novanta, Inc.(b)	3,168	426,223
RoboSense Technology Co. Ltd. (China)(b)	69,411	301,959
		21,004,674
	Shares	Value
Electronic Manufacturing Services-0.16%
Foxconn Industrial Internet Co. Ltd. (China)	83,200	$687,344
IPG Photonics Corp.(b)(c)	5,233	483,581
		1,170,925
Health Care Equipment-3.79%
Intuitive Surgical, Inc.(b)	53,813	27,133,591
Health Care Services-0.12%
RadNet, Inc.(b)(c)	12,265	859,777
Industrial Machinery & Supplies & Components-0.97%
ATS Corp. (Canada)(b)	12,607	360,293
Fortive Corp.	43,107	2,276,481
Harmonic Drive Systems, Inc. (Japan)	10,696	236,355
Hiwin Technologies Corp. (Taiwan)	44,232	346,662
MINEBEA MITSUMI, Inc. (Japan)	39,650	812,951
Rainbow Robotics (South Korea)(b)	1,824	918,245
UBTech Robotics Corp Ltd. (China)(b)	37,804	675,019
Yaskawa Electric Corp. (Japan)(c)	40,097	1,284,016
		6,910,022
Interactive Home Entertainment-0.70%
Electronic Arts, Inc.	24,586	5,013,577
Interactive Media & Services-17.67%
Alphabet, Inc., Class A	167,599	56,648,462
Baidu, Inc., A Shares (China)(b)	207,455	3,977,628
Meta Platforms, Inc., Class A	80,255	57,502,707
Pinterest, Inc., Class A(b)	101,785	2,252,502
Reddit, Inc., Class A(b)	23,655	4,264,287
Snap, Inc., Class A(b)(c)	211,672	1,466,887
Trump Media & Technology Group Corp.(b)	27,578	352,447
		126,464,920
Internet Services & Infrastructure-1.81%
GDS Holdings Ltd., A Shares (China)(b)	143,954	801,797
NEXTDC Ltd. (Australia)(b)(c)	108,959	1,012,800
Snowflake, Inc., Class A(b)	57,963	11,169,470
		12,984,067
Movies & Entertainment-0.25%
Roku, Inc., Class A(b)(c)	19,163	1,824,318
Semiconductors-44.73%
Advanced Micro Devices, Inc.(b)	236,473	55,980,253
Alchip Technologies Ltd. (Taiwan)	12,978	1,274,173
Ambarella, Inc.(b)	7,238	463,522
ARM Holdings PLC, ADR(b)(c)	23,647	2,491,448
ASMedia Technology, Inc. (Taiwan)	5,860	238,985
Astera Labs, Inc.(b)	27,193	4,095,810
Cambricon Technologies Corp. Ltd. (China)(b)	4,197	759,534
Credo Technology Group Holding Ltd.(b)	25,298	3,169,333
Global Unichip Corp. (Taiwan)	9,835	806,934
Hygon Information Technology Co. Ltd., A Shares (China)	23,685	896,823
Intel Corp.(b)	568,367	26,412,014
Kioxia Holdings Corp. (Japan)(b)	24,916	3,419,216
Lattice Semiconductor Corp.(b)(c)	23,399	1,884,087
MediaTek, Inc. (Taiwan)	274,397	15,220,949
Microchip Technology, Inc.	68,195	5,177,364
Micron Technology, Inc.	190,047	78,846,699
Nanya Technology Corp. (Taiwan)(b)	201,376	2,038,477
NVIDIA Corp.	178,796	34,173,279
QUALCOMM, Inc.	156,917	23,787,048
Silicon Laboratories, Inc.(b)	5,571	793,589
SK hynix, Inc. (South Korea)	89,123	55,646,394
See accompanying notes which are an integral part of this schedule.

Invesco AI and Next Gen Software ETF (IGPT)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Semiconductors-(continued)
Socionext, Inc. (Japan)	30,580	$410,526
Winbond Electronics Corp. (Taiwan)(b)	551,049	2,179,037
		320,165,494
Systems Software-0.15%
Dolby Laboratories, Inc., Class A	9,662	620,204
Teradata Corp.(b)(c)	16,085	458,744
		1,078,948
Technology Hardware, Storage & Peripherals-6.08%
Gigabyte Technology Co. Ltd. (Taiwan)	68,881	506,734
Hewlett Packard Enterprise Co.	158,109	3,402,506
MiTAC Holdings Corp. (Taiwan)	170,553	424,149
NetApp, Inc.	25,443	2,451,433
Pure Storage, Inc., Class A(b)(c)	30,156	2,097,048
Seagate Technology Holdings PLC	37,274	15,196,237
Super Micro Computer, Inc.(b)(c)	85,854	2,499,210
Western Digital Corp.	58,490	14,635,953
Wiwynn Corp. (Taiwan)	20,349	2,280,963
		43,494,233
Total Common Stocks & Other Equity Interests (Cost $448,817,770)		693,731,816
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $1,437,956)	1,437,956	1,437,956
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.12% (Cost $450,255,726)		695,169,772
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.07%
Invesco Private Government Fund, 3.65%(d)(e)(f)	4,013,373	$4,013,373
Invesco Private Prime Fund, 3.80%(d)(e)(f)	10,810,126	10,813,369
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,826,742)		14,826,742
TOTAL INVESTMENTS IN SECURITIES-99.19% (Cost $465,082,468)		709,996,514
OTHER ASSETS LESS LIABILITIES-0.81%		5,814,714
NET ASSETS-100.00%		$715,811,228

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$130,743	$9,912,083	$(8,604,870)	$-	$-	$1,437,956	$19,550
See accompanying notes which are an integral part of this schedule.

Invesco AI and Next Gen Software ETF (IGPT)—(continued)
January 31, 2026
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$9,825,361	$115,716,440	$(121,528,428)	$-	$-	$4,013,373	$185,170 *
Invesco Private Prime Fund	25,561,595	231,706,841	(246,460,434)	-	5,367	10,813,369	496,796 *
Total	$35,517,699	$357,335,364	$(376,593,732)	$-	$5,367	$16,264,698	$701,516

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Biotechnology & Genome ETF (PBE)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Biotechnology-80.59%
Acadia Pharmaceuticals, Inc.(b)	296,675	$7,455,443
Alnylam Pharmaceuticals, Inc.(b)	29,936	10,120,164
Amgen, Inc.	38,885	13,294,004
Amicus Therapeutics, Inc.(b)	716,939	10,245,058
BioCryst Pharmaceuticals, Inc.(b)(c)	1,038,146	6,831,001
Biogen, Inc.(b)	73,517	13,224,973
BioMarin Pharmaceutical, Inc.(b)	127,758	7,223,437
Catalyst Pharmaceuticals, Inc.(b)	301,597	7,328,807
Dynavax Technologies Corp.(b)(c)	619,803	9,597,650
Exelixis, Inc.(b)	167,824	6,941,201
Gilead Sciences, Inc.	103,770	14,730,152
Halozyme Therapeutics, Inc.(b)	95,817	6,871,037
Incyte Corp.(b)	122,358	12,244,365
Ionis Pharmaceuticals, Inc.(b)(c)	90,302	7,465,266
Madrigal Pharmaceuticals, Inc.(b)(c)	12,061	5,901,568
MannKind Corp.(b)(c)	1,382,171	7,988,949
Neurocrine Biosciences, Inc.(b)	50,198	6,829,940
Protagonist Therapeutics, Inc.(b)	80,859	6,614,266
PTC Therapeutics, Inc.(b)	88,821	6,708,650
Regeneron Pharmaceuticals, Inc.	17,072	12,658,034
TG Therapeutics, Inc.(b)(c)	221,373	6,515,007
United Therapeutics Corp.(b)	27,241	12,789,377
Veracyte, Inc.(b)(c)	151,832	5,781,763
Vericel Corp.(b)(c)	182,370	6,561,673
		211,921,785
Life Sciences Tools & Services-13.88%
Bio-Techne Corp.	111,680	7,157,571
Illumina, Inc.(b)	103,203	14,944,827
Qiagen N.V.(c)	150,201	8,061,308
Repligen Corp.(b)	42,392	6,332,093
		36,495,799
	Shares	Value
Pharmaceuticals-5.54%
Collegium Pharmaceutical, Inc.(b)	155,580	$7,144,233
Royalty Pharma PLC, Class A	178,379	7,434,837
		14,579,070
Total Common Stocks & Other Equity Interests (Cost $209,383,891)		262,996,654
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $188,757)	188,757	188,757
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $209,572,648)		263,185,411
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.10%
Invesco Private Government Fund, 3.65%(d)(e)(f)	10,305,622	10,305,622
Invesco Private Prime Fund, 3.80%(d)(e)(f)	26,773,050	26,781,082
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,086,704)		37,086,704
TOTAL INVESTMENTS IN SECURITIES-114.18% (Cost $246,659,352)		300,272,115
OTHER ASSETS LESS LIABILITIES-(14.18)%		(37,295,842)
NET ASSETS-100.00%		$262,976,273

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$138,392	$4,197,083	$(4,146,718)	$-	$-	$188,757	$6,663
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,312,059	98,446,258	(94,452,695)	-	-	10,305,622	239,288 *
Invesco Private Prime Fund	16,313,117	195,856,447	(185,390,772)	685	1,605	26,781,082	644,000 *
Total	$22,763,568	$298,499,788	$(283,990,185)	$685	$1,605	$37,275,461	$889,951

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Biotechnology & Genome ETF (PBE)—(continued)
January 31, 2026
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Building & Construction ETF (PKB)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Building Products-7.37%
Armstrong World Industries, Inc.	50,654	$9,307,166
Johnson Controls International PLC	150,691	17,971,409
		27,278,575
Construction & Engineering-30.91%
API Group Corp.(b)	248,817	10,343,323
Argan, Inc.	25,231	8,757,932
Comfort Systems USA, Inc.	18,173	20,755,383
Dycom Industries, Inc.(b)	27,521	10,028,377
Everus Construction Group, Inc.(b)(c)	108,552	9,605,767
Fluor Corp.(b)	227,581	10,511,966
MYR Group, Inc.(b)	44,279	11,071,521
Primoris Services Corp.(c)	75,910	11,253,658
Tutor Perini Corp.	146,588	11,564,327
Valmont Industries, Inc.	23,543	10,489,819
		114,382,073
Construction Machinery & Heavy Transportation Equipment-2.91%
Astec Industries, Inc.	221,070	10,770,530
Construction Materials-30.14%
Amrize Ltd.(b)(c)	350,538	18,445,310
CRH PLC	152,731	18,695,802
Eagle Materials, Inc.	44,443	9,057,928
Knife River Corp.(b)(c)	130,132	8,740,967
Martin Marietta Materials, Inc.	28,481	18,568,188
Titan America S.A. (Belgium)(b)(c)	616,576	10,703,759
United States Lime & Minerals, Inc.	77,412	9,330,468
Vulcan Materials Co.	59,884	17,997,537
		111,539,959
Electrical Components & Equipment-3.35%
Thermon Group Holdings, Inc.(b)	274,162	12,405,830
Forest Products-2.74%
Louisiana-Pacific Corp.	121,011	10,133,461
Gas Utilities-2.61%
Southwest Gas Holdings, Inc.	116,616	9,658,137
Homebuilding-12.59%
Cavco Industries, Inc.(b)(c)	16,419	8,078,477
	Shares	Value
Homebuilding-(continued)
Green Brick Partners, Inc.(b)(c)	144,992	$10,060,995
Installed Building Products, Inc.	36,066	10,392,057
PulteGroup, Inc.	144,269	18,046,609
		46,578,138
Office Services & Supplies-2.96%
Interface, Inc.	348,035	10,952,661
Other Specialty Retail-4.46%
Tractor Supply Co.	324,445	16,507,762
Total Common Stocks & Other Equity Interests (Cost $325,908,869)		370,207,126
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $146,076)	146,076	146,076
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $326,054,945)		370,353,202
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.62%
Invesco Private Government Fund, 3.65%(d)(e)(f)	4,752,991	4,752,991
Invesco Private Prime Fund, 3.80%(d)(e)(f)	12,342,678	12,346,381
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,099,372)		17,099,372
TOTAL INVESTMENTS IN SECURITIES-104.70% (Cost $343,154,317)		387,452,574
OTHER ASSETS LESS LIABILITIES-(4.70)%		(17,385,476)
NET ASSETS-100.00%		$370,067,098

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$236,618	$2,240,095	$(2,330,637)	$-	$-	$146,076	$8,366
See accompanying notes which are an integral part of this schedule.

Invesco Building & Construction ETF (PKB)—(continued)
January 31, 2026
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,653,855	$87,787,029	$(88,687,893)	$-	$-	$4,752,991	$133,286 *
Invesco Private Prime Fund	13,752,136	185,057,630	(186,463,828)	735	(292)	12,346,381	352,795 *
Total	$19,642,609	$275,084,754	$(277,482,358)	$735	$(292)	$17,245,448	$494,447

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Energy Exploration & Production ETF (PXE)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Gas Utilities-2.77%
National Fuel Gas Co.	25,132	$2,104,805
Integrated Oil & Gas-5.29%
Occidental Petroleum Corp.	88,655	4,024,050
Oil & Gas Exploration & Production-68.66%
Antero Resources Corp.(b)	57,966	2,108,223
APA Corp.	82,070	2,167,469
California Resources Corp.	42,966	2,298,681
Chord Energy Corp.	21,472	2,152,353
CNX Resources Corp.(b)(c)	53,435	2,073,278
Coterra Energy, Inc.	140,179	4,044,164
Crescent Energy Co., Class A(c)	218,715	2,136,846
Devon Energy Corp.	102,227	4,110,548
Diamondback Energy, Inc.	24,879	4,078,912
EQT Corp.	63,837	3,685,310
Gulfport Energy Corp.(b)	9,600	1,960,032
Mach Natural Resources L.P.	174,062	2,034,785
Magnolia Oil & Gas Corp., Class A(c)	86,798	2,214,217
Matador Resources Co.	48,487	2,193,552
Murphy Oil Corp.(c)	64,318	1,935,329
Northern Oil and Gas, Inc.(c)	91,991	2,299,775
Ovintiv, Inc.	50,609	2,199,973
Permian Resources Corp.	143,301	2,311,445
Range Resources Corp.	52,370	1,982,204
SM Energy Co.(c)	108,702	2,116,428
Talos Energy, Inc.(b)(c)	178,085	2,122,773
		52,226,297
Oil & Gas Refining & Marketing-23.28%
CVR Energy, Inc.(b)(c)	58,111	1,321,444
Delek US Holdings, Inc.(c)	52,646	1,553,584
HF Sinclair Corp.	37,688	1,959,399
Marathon Petroleum Corp.	19,311	3,402,405
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Par Pacific Holdings, Inc.(b)	44,906	$1,694,752
Phillips 66	27,571	3,958,093
Valero Energy Corp.	21,062	3,821,279
		17,710,956
Total Common Stocks & Other Equity Interests (Cost $74,437,625)		76,066,108
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $127,667)	127,667	127,667
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $74,565,292)		76,193,775
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.41%
Invesco Private Government Fund, 3.65%(d)(e)(f)	2,878,319	2,878,319
Invesco Private Prime Fund, 3.80%(d)(e)(f)	8,077,927	8,080,350
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,958,669)		10,958,669
TOTAL INVESTMENTS IN SECURITIES-114.58% (Cost $85,523,961)		87,152,444
OTHER ASSETS LESS LIABILITIES-(14.58)%		(11,091,678)
NET ASSETS-100.00%		$76,060,766

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$109,484	$2,777,978	$(2,759,795)	$-	$-	$127,667	$3,448
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,995,382	41,096,856	(43,213,919)	-	-	2,878,319	95,641 *
Invesco Private Prime Fund	13,014,651	97,337,931	(102,273,340)	512	596	8,080,350	259,863 *
Total	$18,119,517	$141,212,765	$(148,247,054)	$512	$596	$11,086,336	$358,952

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Energy Exploration & Production ETF (PXE)—(continued)
January 31, 2026
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Food & Beverage ETF (PBJ)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Agricultural Products & Services-5.79%
Archer-Daniels-Midland Co.	42,789	$2,880,127
Fresh Del Monte Produce, Inc.	72,223	2,864,364
		5,744,491
Brewers-2.81%
Boston Beer Co., Inc. (The), Class A(b)	13,035	2,784,537
Fertilizers & Agricultural Chemicals-5.14%
Corteva, Inc.	70,071	5,101,169
Food Distributors-16.43%
Andersons, Inc. (The)	50,031	3,101,422
Chefs’ Warehouse, Inc. (The)(b)(c)	42,127	2,649,788
Sysco Corp.	61,591	5,164,405
United Natural Foods, Inc.(b)	70,599	2,628,401
US Foods Holding Corp.(b)	32,750	2,738,555
		16,282,571
Food Retail-14.58%
Albertson’s Cos., Inc., Class A	142,935	2,379,868
Ingles Markets, Inc., Class A	33,307	2,493,362
Kroger Co. (The)	71,567	4,497,986
Maplebear, Inc.(b)	62,059	2,306,112
Weis Markets, Inc.(c)	38,969	2,772,644
		14,449,972
Packaged Foods & Meats-36.87%
Cal-Maine Foods, Inc.	29,544	2,467,810
Dole PLC	179,013	2,851,677
Hershey Co. (The)	24,759	4,821,815
JBS N.V., Class A(b)	175,508	2,764,251
Kraft Heinz Co. (The)	182,374	4,329,559
Nomad Foods Ltd. (United Kingdom)	208,626	2,649,550
Pilgrim’s Pride Corp.	67,052	2,908,045
Post Holdings, Inc.(b)(c)	25,865	2,646,248
Seaboard Corp.	568	2,886,735
Smithfield Foods, Inc.	118,776	2,838,747
Tootsie Roll Industries, Inc.(c)	66,332	2,512,656
Tyson Foods, Inc., Class A	43,901	2,868,053
		36,545,146
	Shares	Value
Soft Drinks & Non-alcoholic Beverages-18.31%
Celsius Holdings, Inc.(b)(c)	66,183	$3,473,284
Coca-Cola Co. (The)	63,390	4,742,206
Monster Beverage Corp.(b)	62,827	5,073,908
PepsiCo, Inc.	31,620	4,857,781
		18,147,179
Total Common Stocks & Other Equity Interests (Cost $91,934,769)		99,055,065
Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $207,088)	207,088	207,088
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $92,141,857)		99,262,153
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.24%
Invesco Private Government Fund, 3.65%(d)(e)(f)	2,827,625	2,827,625
Invesco Private Prime Fund, 3.80%(d)(e)(f)	7,314,522	7,316,716
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,144,341)		10,144,341
TOTAL INVESTMENTS IN SECURITIES-110.38% (Cost $102,286,198)		109,406,494
OTHER ASSETS LESS LIABILITIES-(10.38)%		(10,284,581)
NET ASSETS-100.00%		$99,121,913

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$201,332	$2,522,723	$(2,516,967)	$-	$-	$207,088	$5,770
See accompanying notes which are an integral part of this schedule.

Invesco Food & Beverage ETF (PBJ)—(continued)
January 31, 2026
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,285,869	$68,602,418	$(69,060,662)	$-	$-	$2,827,625	$87,025 *
Invesco Private Prime Fund	8,543,830	115,859,826	(117,087,493)	-	553	7,316,716	228,966 *
Total	$12,031,031	$186,984,967	$(188,665,122)	$-	$553	$10,351,429	$321,761

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Leisure and Entertainment ETF (PEJ)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Broadcasting-4.86%
Fox Corp., Class A	101,317	$7,373,851
Paramount Skydance Corp.(b)	432,869	4,852,462
		12,226,313
Casinos & Gaming-19.03%
Boyd Gaming Corp.	80,287	6,787,463
Brightstar Lottery PLC(b)	416,710	6,033,961
Las Vegas Sands Corp.	181,899	9,591,534
Monarch Casino & Resort, Inc.	67,909	6,215,711
Red Rock Resorts, Inc., Class A(b)	117,593	7,423,646
Rush Street Interactive, Inc.(b)(c)	371,887	6,571,243
Super Group (SGHC) Ltd. (Guernsey)	553,007	5,236,976
		47,860,534
Food Distributors-8.16%
Sysco Corp.	159,909	13,408,370
US Foods Holding Corp.(c)	85,003	7,107,951
		20,516,321
Food Retail-2.38%
Maplebear, Inc.(c)	161,177	5,989,337
Hotels, Resorts & Cruise Lines-10.67%
Expedia Group, Inc.	26,160	6,928,214
Hilton Worldwide Holdings, Inc.	43,546	12,998,917
Travel + Leisure Co.	99,247	6,901,636
		26,828,767
Interactive Media & Services-2.33%
TripAdvisor, Inc.(b)(c)	441,754	5,870,911
Leisure Facilities-2.89%
Life Time Group Holdings, Inc.(c)	249,414	7,275,406
Movies & Entertainment-25.87%
Cinemark Holdings, Inc.(b)	233,010	5,517,677
Live Nation Entertainment, Inc.(b)(c)	95,107	13,833,313
Madison Square Garden Entertainment Corp.(b)(c)	138,007	8,538,493
Manchester United PLC, Class A (United Kingdom)(b)(c)	426,644	7,551,599
Sphere Entertainment Co.(b)(c)	83,586	7,983,299
TKO Group Holdings, Inc.	35,856	7,263,708
Warner Bros. Discovery, Inc.(c)	522,620	14,392,954
		65,081,043
	Shares	Value
Passenger Airlines-10.68%
Copa Holdings S.A., Class A (Panama)(b)	55,224	$7,532,554
SkyWest, Inc.(c)	67,729	6,537,203
United Airlines Holdings, Inc.(c)	124,937	12,783,554
		26,853,311
Passenger Ground Transportation-4.54%
Uber Technologies, Inc.(c)	142,742	11,426,497
Restaurants-8.55%
Biglari Holdings, Inc., Class B(b)(c)	22,701	8,513,556
DoorDash, Inc., Class A(c)	63,519	12,997,258
		21,510,814
Total Common Stocks & Other Equity Interests (Cost $234,185,543)		251,439,254
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $242,622)	242,622	242,622
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $234,428,165)		251,681,876
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.25%
Invesco Private Government Fund, 3.65%(d)(e)(f)	9,852,913	9,852,913
Invesco Private Prime Fund, 3.80%(d)(e)(f)	25,993,242	26,001,040
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,853,953)		35,853,953
TOTAL INVESTMENTS IN SECURITIES-114.31% (Cost $270,282,118)		287,535,829
OTHER ASSETS LESS LIABILITIES-(14.31)%		(36,000,683)
NET ASSETS-100.00%		$251,535,146

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$265,533	$2,249,392	$(2,272,303)	$-	$-	$242,622	$8,622
See accompanying notes which are an integral part of this schedule.

Invesco Leisure and Entertainment ETF (PEJ)—(continued)
January 31, 2026
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$28,133,782	$170,379,849	$(188,660,718)	$-	$-	$9,852,913	$452,228 *
Invesco Private Prime Fund	52,467,864	368,590,484	(395,058,914)	317	1,289	26,001,040	1,223,106 *
Total	$80,867,179	$541,219,725	$(585,991,935)	$317	$1,289	$36,096,575	$1,683,956

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Next Gen Connectivity ETF (KNCT)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Application Software-3.68%
Cadence Design Systems, Inc.(b)	4,125	$1,222,485
Confluent, Inc., Class A(b)	5,363	163,786
Datadog, Inc., Class A(b)	5,868	758,850
DocuSign, Inc.(b)	3,615	189,932
Dynatrace, Inc.(b)	5,416	206,295
Nutanix, Inc., Class A(b)	4,863	191,262
Synopsys, Inc.(b)	3,263	1,517,670
		4,250,280
Cable & Satellite-1.31%
Charter Communications, Inc., Class A(b)(c)	1,521	313,509
Comcast Corp., Class A	40,330	1,199,817
		1,513,326
Communications Equipment-9.84%
Accton Technology Corp. (Taiwan)	9,237	322,956
Arista Networks, Inc.(b)	19,383	2,747,346
Ciena Corp.(b)	2,544	640,605
Cisco Systems, Inc.	65,754	5,149,853
F5, Inc.(b)	1,038	286,083
Motorola Solutions, Inc.	2,565	1,032,515
Nokia OYJ (Finland)	96,976	626,880
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	51,966	566,313
		11,372,551
Construction & Engineering-0.15%
Dycom Industries, Inc.(b)	472	171,992
Data Center REITs-2.09%
Digital Realty Trust, Inc.	5,805	963,340
Equinix, Inc.	1,771	1,453,867
		2,417,207
Electrical Components & Equipment-0.53%
Fujikura Ltd. (Japan)	4,839	610,171
Electronic Components-2.38%
Amphenol Corp., Class A	13,896	2,002,136
Coherent Corp.(b)	2,839	602,379
Largan Precision Co. Ltd. (Taiwan)	1,930	147,099
		2,751,614
Electronic Equipment & Instruments-0.40%
Keysight Technologies, Inc.(b)	2,132	461,215
Electronic Manufacturing Services-0.81%
TE Connectivity PLC (Switzerland)	4,222	940,577
Integrated Telecommunication Services-9.64%
AT&T, Inc.	126,116	3,305,500
BCE, Inc. (Canada)(c)	7,033	182,817
BT Group PLC (United Kingdom)	77,109	203,261
Cellnex Telecom S.A. (Spain)(d)	8,336	258,769
China Tower Corp. Ltd., H Shares (China)(d)	75,323	108,406
Chunghwa Telecom Co. Ltd. (Taiwan)	38,346	162,604
Deutsche Telekom AG (Germany)	40,917	1,378,086
Elisa OYJ (Finland)	2,700	119,868
NTT, Inc. (Japan)	221,864	223,669
Orange S.A. (France)	23,218	433,190
PT Telkom Indonesia (Persero) Tbk (Indonesia)	787,956	168,434
Swisscom AG (Switzerland)	254	209,367
Telefonica S.A. (Spain)(c)	66,225	269,071
Telenor ASA (Norway)	9,897	167,337
Telia Co. AB (Sweden)(c)	34,698	159,506
	Shares	Value
Integrated Telecommunication Services-(continued)
Telstra Group Ltd. (Australia)	64,582	$220,727
TELUS Corp. (Canada)	13,235	185,700
Verizon Communications, Inc.	75,978	3,382,541
		11,138,853
Internet Services & Infrastructure-1.79%
Akamai Technologies, Inc.(b)	2,585	251,133
Cloudflare, Inc., Class A(b)	5,692	1,009,476
MongoDB, Inc.(b)	1,469	545,484
Okta, Inc.(b)(c)	3,044	257,157
		2,063,250
IT Consulting & Other Services-6.01%
Accenture PLC, Class A	6,794	1,791,170
Fujitsu Ltd. (Japan)	17,811	496,497
International Business Machines Corp.	12,301	3,772,717
Kyndryl Holdings, Inc.(b)(c)	3,704	85,192
NEC Corp. (Japan)	16,556	563,062
TIS, Inc. (Japan)	3,288	95,986
Wipro Ltd. (India)	55,760	143,871
		6,948,495
Research & Consulting Services-0.29%
Booz Allen Hamilton Holding Corp.	1,144	101,153
CACI International, Inc., Class A(b)	380	235,820
		336,973
Security & Alarm Services-0.16%
Secom Co. Ltd. (Japan)	4,872	179,057
Semiconductors-33.46%
ARM Holdings PLC, ADR(b)(c)	2,486	261,925
Broadcom, Inc.	21,705	7,190,867
Credo Technology Group Holding Ltd.(b)	3,125	391,500
Intel Corp.(b)	81,279	3,777,035
Lattice Semiconductor Corp.(b)	2,477	199,448
MACOM Technology Solutions Holdings, Inc.(b)	600	131,436
Marvell Technology, Inc.	15,552	1,227,364
Microchip Technology, Inc.	7,181	545,182
Micron Technology, Inc.	16,528	6,857,137
QUALCOMM, Inc.	19,290	2,924,171
Rambus, Inc.(b)	1,934	220,147
SK hynix, Inc. (South Korea)	6,628	4,138,374
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	187,582	10,372,522
United Microelectronics Corp. (Taiwan)	215,383	428,559
		38,665,667
Systems Software-5.61%
Check Point Software Technologies Ltd. (Israel)(b)	1,504	269,983
Commvault Systems, Inc.(b)	745	63,847
CrowdStrike Holdings, Inc., Class A(b)	4,522	1,996,033
CyberArk Software Ltd.(b)	912	392,917
Fortinet, Inc.(b)	11,326	920,351
Palo Alto Networks, Inc.(b)	12,560	2,222,743
Rubrik, Inc., Class A(b)	2,578	144,239
Trend Micro, Inc. (Japan)(b)	2,366	93,114
Zscaler, Inc.(b)	1,869	373,819
		6,477,046
Technology Hardware, Storage & Peripherals-14.33%
Apple, Inc.	31,724	8,231,744
Lite-On Technology Corp. (Taiwan)	24,197	124,377
NetApp, Inc.	3,603	347,149
See accompanying notes which are an integral part of this schedule.

Invesco Next Gen Connectivity ETF (KNCT)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Technology Hardware, Storage & Peripherals-(continued)
Samsung Electronics Co. Ltd. (South Korea)	63,063	$6,966,871
Xiaomi Corp., B Shares (China)(b)(c)(d)	195,797	886,561
		16,556,702
Telecom Tower REITs-2.02%
American Tower Corp.	8,442	1,513,482
Crown Castle, Inc.	5,336	463,218
SBA Communications Corp., Class A	1,917	352,939
		2,329,639
Wireless Telecommunication Services-5.30%
America Movil S.A.B. de C.V., Class B (Mexico)	397,439	412,629
Bharti Airtel Ltd. (India)	50,283	1,078,418
KDDI Corp. (Japan)	42,455	719,133
SoftBank Corp. (Japan)	281,223	383,494
SoftBank Group Corp. (Japan)	38,008	1,041,263
Tele2 AB, Class B (Sweden)	7,831	144,978
T-Mobile US, Inc.	9,666	1,906,232
Vodafone Group PLC (United Kingdom)	293,616	433,649
		6,119,796
Total Common Stocks & Other Equity Interests (Cost $94,834,823)		115,304,411
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(e)(f) (Cost $116,512)	116,512	116,512
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $94,951,335)		115,420,923
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.57%
Invesco Private Government Fund, 3.65%(e)(f)(g)	504,708	$504,708
Invesco Private Prime Fund, 3.80%(e)(f)(g)	1,310,716	1,311,109
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,815,817)		1,815,817
TOTAL INVESTMENTS IN SECURITIES-101.47% (Cost $96,767,152)		117,236,740
OTHER ASSETS LESS LIABILITIES-(1.47)%		(1,693,099)
NET ASSETS-100.00%		$115,543,641

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $1,253,736, which represented 1.09% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,591	$3,698,711	$(3,595,790)	$-	$-	$116,512	$1,920
See accompanying notes which are an integral part of this schedule.

Invesco Next Gen Connectivity ETF (KNCT)—(continued)
January 31, 2026
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$406,458	$8,874,566	$(8,776,316)	$-	$-	$504,708	$11,625 *
Invesco Private Prime Fund	1,057,852	16,931,712	(16,678,500)	-	45	1,311,109	30,966 *
Total	$1,477,901	$29,504,989	$(29,050,606)	$-	$45	$1,932,329	$44,511

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Next Gen Media and Gaming ETF (GGME)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Advertising-0.92%
Magnite, Inc.(b)(c)	4,610	$66,707
Trade Desk, Inc. (The), Class A(b)	14,391	436,479
		503,186
Application Software-12.05%
Adobe, Inc.(b)	7,561	2,217,263
Autodesk, Inc.(b)	6,841	1,729,884
Beijing Kingsoft Office Software, Inc., A Shares (China)	1,003	48,549
Bentley Systems, Inc., Class B(c)	6,428	225,751
Catapult Sports Ltd. (Australia)(b)	5,132	12,521
Dassault Systemes SE (France)	23,801	657,017
DoubleVerify Holdings, Inc.(b)	4,314	46,678
Iflytek Co. Ltd., A Shares (China)	3,048	26,104
Life360, Inc.(b)(c)	2,174	124,548
Nemetschek SE (Germany)	1,260	110,491
Riskified Ltd., Class A(b)	3,136	13,359
Sinch AB(b)(c)(d)	18,184	54,827
SoundHound AI, Inc., Class A(b)(c)	12,547	106,148
Unity Software, Inc.(b)	11,788	343,031
Vobile Group Ltd.(b)(c)(d)	71,296	44,226
Zoom Communications, Inc., Class A(b)	8,710	802,191
		6,562,588
Casinos & Gaming-2.88%
Aristocrat Leisure Ltd. (Australia)	20,226	755,923
DraftKings, Inc., Class A(b)(c)	15,048	413,971
Evolution AB (Sweden)(c)(d)	4,611	301,405
Playtech PLC (United Kingdom)	8,981	36,594
Sportradar Group AG (Switzerland)(b)	3,440	62,298
		1,570,191
Communications Equipment-0.05%
Harmonic, Inc.(b)	2,584	25,116
Consumer Electronics-0.22%
Merry Electronics Co. Ltd. (Taiwan)	8,005	25,210
Sonos, Inc.(b)(c)	3,847	55,205
TCL Electronics Holdings Ltd. (China)	27,100	41,674
		122,089
Electronic Equipment & Instruments-0.84%
Hexagon AB, Class B (Sweden)	40,196	456,040
Electronic Manufacturing Services-0.08%
GoerTek, Inc., A Shares (China)	5,800	21,716
Primax Electronics Ltd. (Taiwan)	9,606	23,960
		45,676
Interactive Home Entertainment-17.94%
Capcom Co. Ltd. (Japan)	10,720	274,127
CD Projekt S.A. (Poland)(c)	1,853	135,899
DeNA Co. Ltd. (Japan)	1,795	29,531
Electronic Arts, Inc.	7,349	1,498,608
GungHo Online Entertainment, Inc. (Japan)(b)	1,410	24,042
Kingsoft Corp. Ltd. (China)(c)	34,082	130,794
Koei Tecmo Holdings Co. Ltd. (Japan)	4,116	45,803
Konami Group Corp. (Japan)	2,944	431,286
Krafton, Inc. (South Korea)(b)	1,012	177,663
Mixi, Inc. (Japan)	1,211	21,387
Modern Times Group MTG AB, Class B (Sweden)(b)	2,850	33,477
NCSoft Corp. (South Korea)	422	68,626
NetEase, Inc. (China)	51,773	1,342,891
	Shares	Value
Interactive Home Entertainment-(continued)
Netmarble Corp. (South Korea), (Acquired 08/25/2023 - 03/06/2025; Cost $30,278)(b)(d)(e)	993	$36,324
Nexon Co. Ltd. (Japan)	15,085	362,067
Nintendo Co. Ltd. (Japan)	36,079	2,241,454
Paradox Interactive AB (Sweden)	1,231	18,056
Pearl Abyss Corp. (South Korea)(b)	1,241	49,187
Roblox Corp., Class A(b)	21,439	1,409,829
Square Enix Holdings Co. Ltd. (Japan)	6,301	109,244
Take-Two Interactive Software, Inc.(b)	5,672	1,249,541
Ubisoft Entertainment S.A. (France)(b)(c)	3,352	17,356
XD, Inc. (China)(c)(d)	6,270	68,878
		9,776,070
Interactive Media & Services-12.72%
fuboTV, Inc.(b)(c)	10,856	24,209
Hello Group, Inc., ADR (China)	3,728	25,425
JOYY, Inc., ADR (China)	873	56,177
Meta Platforms, Inc., Class A	7,218	5,171,697
Newborn Town, Inc. (China)(b)(d)	21,177	31,151
Pinterest, Inc., Class A(b)	19,463	430,716
Reddit, Inc., Class A(b)	4,514	813,739
Snap, Inc., Class A(b)	40,035	277,442
Trump Media & Technology Group Corp.(b)	5,278	67,453
Weibo Corp., A Shares (China)	3,236	34,565
		6,932,574
Internet Services & Infrastructure-3.36%
Cloudflare, Inc., Class A(b)	10,319	1,830,075
Leisure Products-0.46%
Peloton Interactive, Inc., Class A(b)(c)	8,087	45,206
Sankyo Co. Ltd. (Japan)	6,553	102,838
Sega Sammy Holdings, Inc. (Japan)	5,366	84,438
Tsuburaya Fields Holdings, Inc. (Japan)	1,410	16,760
		249,242
Movies & Entertainment-13.27%
China Ruyi Holdings Ltd. (China)(b)	353,817	97,885
iQIYI, Inc., ADR (China)(b)	13,782	28,667
NetEase Cloud Music, Inc. (China)(b)(c)(d)	2,887	66,639
Netflix, Inc.(b)	50,056	4,179,175
Roku, Inc., Class A(b)	4,278	407,266
Spotify Technology S.A. (Sweden)(b)	4,421	2,212,047
Tencent Music Entertainment Group, ADR (China)	14,331	240,474
		7,232,153
Semiconductors-22.91%
Advanced Micro Devices, Inc.(b)	21,278	5,037,141
Ambarella, Inc.(b)	1,390	89,016
Cambricon Technologies Corp. Ltd. (China)(b)	905	163,778
NVIDIA Corp.	26,039	4,976,834
QUALCOMM, Inc.	14,612	2,215,033
		12,481,802
Systems Software-0.33%
Adeia, Inc.	3,382	61,180
Dolby Laboratories, Inc., Class A(c)	1,826	117,211
		178,391
Technology Hardware, Storage & Peripherals-11.78%
Apple, Inc.	16,936	4,394,553
Clevo Co. (Taiwan)	13,928	16,416
HTC Corp. (Taiwan)(b)	22,796	32,080
See accompanying notes which are an integral part of this schedule.

Invesco Next Gen Media and Gaming ETF (GGME)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Technology Hardware, Storage & Peripherals-(continued)
Lenovo Group Ltd. (China)(c)	203,303	$229,135
Logitech International S.A., Class R (Switzerland)(c)	4,118	356,157
Shenzhen Transsion Holdings Co. Ltd., A Shares (China)	2,098	17,489
Xiaomi Corp., B Shares (China)(b)(c)(d)	303,141	1,372,610
		6,418,440
Trading Companies & Distributors-0.16%
Xometry, Inc., Class A(b)(c)	1,536	87,752
Total Common Stocks & Other Equity Interests (Cost $56,495,180)		54,471,385
Money Market Funds-0.38%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(f)(g) (Cost $208,519)	208,519	208,519
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.35% (Cost $56,703,699)		54,679,904
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.20%
Invesco Private Government Fund, 3.65%(f)(g)(h)	960,054	$960,054
Invesco Private Prime Fund, 3.80%(f)(g)(h)	2,415,383	2,416,108
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,376,162)		3,376,162
TOTAL INVESTMENTS IN SECURITIES-106.55% (Cost $60,079,861)		58,056,066
OTHER ASSETS LESS LIABILITIES-(6.55)%		(3,570,369)
NET ASSETS-100.00%		$54,485,697

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $1,976,060, which represented 3.63% of the Fund’s Net Assets.

(e)	Restricted security. The value of this security at January 31, 2026 represented less than 1% of the Fund’s Net Assets.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,780,363	$(2,571,844)	$-	$-	$208,519	$5,678
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,571,040	24,962,795	(25,573,781)	-	-	960,054	46,905 *
Invesco Private Prime Fund	4,091,534	61,624,720	(63,300,446)	89	211	2,416,108	126,537 *
Total	$5,662,574	$89,367,878	$(91,446,071)	$89	$211	$3,584,681	$179,120

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Oil & Gas Services ETF (PXJ)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Oil & Gas Drilling-15.95%
Helmerich & Payne, Inc.	40,575	$1,374,681
Noble Corp. PLC(b)	65,999	2,350,884
Patterson-UTI Energy, Inc.	194,217	1,462,454
Transocean Ltd.(c)	270,101	1,342,402
Valaris Ltd.(b)(c)	19,782	1,142,015
		7,672,436
Oil & Gas Equipment & Services-62.10%
Archrock, Inc.	85,146	2,519,470
Baker Hughes Co., Class A	40,310	2,258,972
Bristow Group, Inc.(c)	29,534	1,298,315
Cactus, Inc., Class A(b)	26,325	1,480,255
Expro Group Holdings N.V.(c)	79,072	1,265,943
Flowco Holdings, Inc.(b)	67,296	1,406,486
Halliburton Co.	77,552	2,599,543
Helix Energy Solutions Group, Inc.(c)	167,573	1,330,530
Innovex International, Inc.(b)(c)	47,700	1,185,345
National Energy Services Reunited Corp.(c)	75,815	1,492,039
NOV, Inc.	132,455	2,430,549
Oceaneering International, Inc.(c)	44,860	1,350,286
ProFrac Holding Corp., Class A(b)(c)	340,365	1,773,302
TechnipFMC PLC (United Kingdom)	44,652	2,488,009
Tidewater, Inc.(b)(c)	20,325	1,270,109
USA Compression Partners L.P.	45,685	1,181,414
Weatherford International PLC	26,943	2,534,798
		29,865,365
Oil & Gas Storage & Transportation-21.96%
DHT Holdings, Inc.	81,509	1,168,024
Dorian LPG Ltd.	44,114	1,302,687
Frontline PLC (Norway)(b)	79,745	2,279,112
International Seaways, Inc.	20,216	1,205,884
Navigator Holdings Ltd.	60,508	1,121,213
	Shares	Value
Oil & Gas Storage & Transportation-(continued)
Okeanis Eco Tankers Corp. (Greece)(d)	29,388	$1,189,920
Scorpio Tankers, Inc. (Monaco)(b)	18,038	1,147,578
Teekay Tankers Ltd., Class A (Canada)(b)	17,790	1,147,811
		10,562,229
Total Common Stocks & Other Equity Interests (Cost $41,715,445)		48,100,030
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(e)(f) (Cost $115,421)	115,421	115,421
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.25% (Cost $41,830,866)		48,215,451
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.27%
Invesco Private Government Fund, 3.65%(e)(f)(g)	2,850,608	2,850,608
Invesco Private Prime Fund, 3.80%(e)(f)(g)	7,376,005	7,378,218
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,228,826)		10,228,826
TOTAL INVESTMENTS IN SECURITIES-121.52% (Cost $52,059,692)		58,444,277
OTHER ASSETS LESS LIABILITIES-(21.52)%		(10,348,566)
NET ASSETS-100.00%		$48,095,711

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)	Non-income producing security.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2026 represented 2.47% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$128,164	$1,096,156	$(1,108,899)	$-	$-	$115,421	$3,854
See accompanying notes which are an integral part of this schedule.

Invesco Oil & Gas Services ETF (PXJ)—(continued)
January 31, 2026
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,072,755	$25,815,562	$(25,037,709)	$-	$-	$2,850,608	$58,350 *
Invesco Private Prime Fund	5,965,739	51,150,582	(49,738,491)	308	80	7,378,218	158,297 *
Total	$8,166,658	$78,062,300	$(75,885,099)	$308	$80	$10,344,247	$220,501

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Pharmaceuticals ETF (PJP)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Biotechnology-26.50%
AbbVie, Inc.	88,295	$19,690,668
Amgen, Inc.	60,651	20,735,364
Biogen, Inc.(b)	63,469	11,417,438
Gilead Sciences, Inc.	161,829	22,971,627
Regeneron Pharmaceuticals, Inc.	14,775	10,954,924
Travere Therapeutics, Inc.(b)(c)	313,637	9,750,974
United Therapeutics Corp.(b)	23,557	11,059,776
		106,580,771
Health Care Equipment-4.33%
Abbott Laboratories	159,338	17,415,643
Life Sciences Tools & Services-0.00%
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
		-
Pharmaceuticals-69.06%
Amneal Pharmaceuticals, Inc.(b)	923,920	12,639,226
Amphastar Pharmaceuticals, Inc.(b)(c)	420,248	11,132,370
ANI Pharmaceuticals, Inc.(b)(c)	138,627	11,346,620
Bristol-Myers Squibb Co.	235,011	12,937,356
Collegium Pharmaceutical, Inc.(b)	246,320	11,311,014
Corcept Therapeutics, Inc.(b)	144,438	5,758,743
Eli Lilly and Co.	18,973	19,677,847
Harmony Biosciences Holdings, Inc.(b)	318,252	11,622,563
Innoviva, Inc.(b)	527,232	10,544,640
Jazz Pharmaceuticals PLC(b)	62,017	10,201,176
Johnson & Johnson	98,323	22,343,902
Ligand Pharmaceuticals, Inc.(b)	54,255	10,422,386
Liquidia Corp.(b)(c)	375,819	15,930,967
Merck & Co., Inc.	201,832	22,256,015
Ocular Therapeutix, Inc.(b)(c)	927,738	8,479,525
Perrigo Co. PLC	883,888	12,560,048
	Shares	Value
Pharmaceuticals-(continued)
Pfizer, Inc.	803,654	$21,248,612
Prestige Consumer Healthcare, Inc.(b)(c)	195,296	12,590,733
Supernus Pharmaceuticals, Inc.(b)	248,633	11,974,165
Tarsus Pharmaceuticals, Inc.(b)(c)	136,718	8,823,780
Viatris, Inc.	1,061,979	13,901,305
		277,702,993
Total Common Stocks & Other Equity Interests (Cost $344,493,903)		401,699,407
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(e)(f) (Cost $139,213)	139,213	139,213
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $344,633,116)		401,838,620
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.58%
Invesco Private Government Fund, 3.65%(e)(f)(g)	9,426,686	9,426,686
Invesco Private Prime Fund, 3.80%(e)(f)(g)	25,073,515	25,081,037
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,507,723)		34,507,723
TOTAL INVESTMENTS IN SECURITIES-108.51% (Cost $379,140,839)		436,346,343
OTHER ASSETS LESS LIABILITIES-(8.51)%		(34,208,620)
NET ASSETS-100.00%		$402,137,723

Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$272,687	$4,123,522	$(4,256,996)	$-	$-	$139,213	$7,652
See accompanying notes which are an integral part of this schedule.

Invesco Pharmaceuticals ETF (PJP)—(continued)
January 31, 2026
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$15,157,839	$107,677,680	$(113,408,833)	$-	$-	$9,426,686	$301,647 *
Invesco Private Prime Fund	39,432,164	227,250,297	(241,604,269)	2,010	835	25,081,037	809,396 *
Total	$54,862,690	$339,051,499	$(359,270,098)	$2,010	$835	$34,646,936	$1,118,695

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Semiconductors ETF (PSI)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Electronic Equipment & Instruments-5.63%
Advanced Energy Industries, Inc.(b)	123,287	$31,482,568
nLight, Inc.(c)	785,195	35,812,744
		67,295,312
Semiconductor Materials & Equipment-37.02%
ACM Research, Inc., Class A(b)(c)	792,441	46,056,671
Amkor Technology, Inc.(b)	765,492	36,996,229
Axcelis Technologies, Inc.(b)(c)	321,372	28,303,231
KLA Corp.	40,985	58,524,121
Kulicke & Soffa Industries, Inc. (Singapore)	610,213	34,983,511
Lam Research Corp.	309,405	72,233,691
MKS, Inc.	169,334	39,862,917
Photronics, Inc.(c)	1,164,635	40,261,432
Teradyne, Inc.	152,866	36,848,349
Ultra Clean Holdings, Inc.(c)	1,099,947	48,045,685
		442,115,837
Semiconductors-57.29%
Advanced Micro Devices, Inc.(c)	216,323	51,210,144
Allegro MicroSystems, Inc. (Japan)(b)(c)	1,021,105	37,688,986
Analog Devices, Inc.	106,177	33,008,306
Broadcom, Inc.	123,321	40,856,247
Cirrus Logic, Inc.(b)(c)	217,103	28,297,205
Credo Technology Group Holding Ltd.(c)	168,400	21,097,152
Intel Corp.(c)	1,301,462	60,478,939
MaxLinear, Inc.(c)	1,714,261	29,742,428
Micron Technology, Inc.	207,762	86,196,299
Monolithic Power Systems, Inc.	28,389	31,913,495
Navitas Semiconductor Corp.(b)(c)	3,059,666	26,251,934
NVIDIA Corp.	254,752	48,690,750
ON Semiconductor Corp.(c)	535,374	32,063,549
QUALCOMM, Inc.	281,736	42,708,360
Semtech Corp.(c)	362,199	28,885,370
	Shares	Value
Semiconductors-(continued)
Silicon Laboratories, Inc.(c)	209,325	$29,818,346
SiTime Corp.(c)	90,746	32,950,780
Skyworks Solutions, Inc.(b)	402,104	22,421,319
		684,279,609
Total Common Stocks & Other Equity Interests (Cost $777,088,966)		1,193,690,758
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $1,384,677)	1,384,677	1,384,677
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $778,473,643)		1,195,075,435
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.16%
Invesco Private Government Fund, 3.65%(d)(e)(f)	20,420,940	20,420,940
Invesco Private Prime Fund, 3.80%(d)(e)(f)	53,105,591	53,121,523
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $73,542,463)		73,542,463
TOTAL INVESTMENTS IN SECURITIES-106.22% (Cost $852,016,106)		1,268,617,898
OTHER ASSETS LESS LIABILITIES-(6.22)%		(74,272,739)
NET ASSETS-100.00%		$1,194,345,159

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$458,979	$5,060,506	$(4,134,808)	$-	$-	$1,384,677	$17,081
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,907,068	196,811,350	(184,297,478)	-	-	20,420,940	519,060 *
Invesco Private Prime Fund	20,577,921	395,982,372	(363,445,642)	1,236	5,636	53,121,523	1,407,501 *
Total	$28,943,968	$597,854,228	$(551,877,928)	$1,236	$5,636	$74,927,140	$1,943,642

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Semiconductors ETF (PSI)—(continued)
January 31, 2026
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco AI and Next Gen Software ETF
Investments in Securities
Common Stocks & Other Equity Interests	$567,004,657	$126,727,159	$-	$693,731,816
Money Market Funds	1,437,956	14,826,742	-	16,264,698
Total Investments	$568,442,613	$141,553,901	$-	$709,996,514
Invesco Biotechnology & Genome ETF
Investments in Securities
Common Stocks & Other Equity Interests	$262,996,654	$-	$-	$262,996,654
Money Market Funds	188,757	37,086,704	-	37,275,461
Total Investments	$263,185,411	$37,086,704	$-	$300,272,115
Invesco Building & Construction ETF
Investments in Securities
Common Stocks & Other Equity Interests	$370,207,126	$-	$-	$370,207,126
Money Market Funds	146,076	17,099,372	-	17,245,448
Total Investments	$370,353,202	$17,099,372	$-	$387,452,574
Invesco Energy Exploration & Production ETF
Investments in Securities
Common Stocks & Other Equity Interests	$76,066,108	$-	$-	$76,066,108
Money Market Funds	127,667	10,958,669	-	11,086,336
Total Investments	$76,193,775	$10,958,669	$-	$87,152,444
Invesco Food & Beverage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$99,055,065	$-	$-	$99,055,065
Money Market Funds	207,088	10,144,341	-	10,351,429
Total Investments	$99,262,153	$10,144,341	$-	$109,406,494

	Level 1	Level 2	Level 3	Total
Invesco Leisure and Entertainment ETF
Investments in Securities
Common Stocks & Other Equity Interests	$251,439,254	$-	$-	$251,439,254
Money Market Funds	242,622	35,853,953	-	36,096,575
Total Investments	$251,681,876	$35,853,953	$-	$287,535,829
Invesco Next Gen Connectivity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$80,658,911	$34,645,500	$-	$115,304,411
Money Market Funds	116,512	1,815,817	-	1,932,329
Total Investments	$80,775,423	$36,461,317	$-	$117,236,740
Invesco Next Gen Media and Gaming ETF
Investments in Securities
Common Stocks & Other Equity Interests	$43,615,095	$10,856,290	$-	$54,471,385
Money Market Funds	208,519	3,376,162	-	3,584,681
Total Investments	$43,823,614	$14,232,452	$-	$58,056,066
Invesco Oil & Gas Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$48,100,030	$-	$-	$48,100,030
Money Market Funds	115,421	10,228,826	-	10,344,247
Total Investments	$48,215,451	$10,228,826	$-	$58,444,277
Invesco Pharmaceuticals ETF
Investments in Securities
Common Stocks & Other Equity Interests	$401,699,407	$-	$0	$401,699,407
Money Market Funds	139,213	34,507,723	-	34,646,936
Total Investments	$401,838,620	$34,507,723	$0	$436,346,343
Invesco Semiconductors ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,193,690,758	$-	$-	$1,193,690,758
Money Market Funds	1,384,677	73,542,463	-	74,927,140
Total Investments	$1,195,075,435	$73,542,463	$-	$1,268,617,898